Prepayments and Other Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments and Other Assets, Net (Tables) [Line Items]
Schedule of Prepayments and Other Assets, Net
		As of December 31,
		2022	2023
		RMB	RMB
Loans receivable, net	(1)	25,988	8,877
Security deposits with real estate developers, net	(2)	66,978	19,345
Rental and other deposits, net	(3)	5,672	3,836
Other receivables		93,358	94,667
Prepayments and other assets, net		191,996	126,725
Current Portion		191,996	126,725
Total prepayments and other assets, net		191,996	126,725

Schedule of Movement in the Allowance for Doubtful Loans	The following table sets forth the movement in the allowance for doubtful loans for the years ended December 31, 2021, 2022 and 2023:
	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	4,997	31,694	7,644
Provision (reversal) for the year	26,697	(20,179)	1,702
Written-offs	—	(3,871)	(4,580)
Balance at the end of the year	31,694	7,644	4,766

Schedule of Sets Forth the Aging of Loans Receivable	The following table sets forth the aging of loans receivable as of December 31, 2022 and 2023.
	As of December 31,
	2022	2023
	RMB	RMB
1-29 days past Due	3,000	2,847
30-89 days past Due	200	—
Over 90 days past Due	20,828	10,796
Total past Due	24,028	13,643
Current	9,604	—
Total loans	33,632	13,643

Schedule of Security Deposits with Real Estate Developers, Net	Security deposits with real estate developers, net
	As of December 31,
	2022	2023
	RMB	RMB
Security deposits with real estate developers under Exclusive Sales Contract
- Without Sales Commitment Arrangement	98,066	90,623
- With Sales Commitment Arrangement	40,085	—
	138,151	90,623
Less: Allowance for doubtful accounts	(71,173)	(71,278)
Security deposits with real estate developers, net	66,978	19,345

Schedule of Allowance for Doubtful Security Deposits with Real Estate Developers	The following table sets forth the movement in the allowance for doubtful security deposits with real estate developers for the years ended December 31, 2022 and 2023:
	As of December 31,
	2022	2023
	RMB	RMB
Balance at the beginning of the year	60,975	71,173
Provision for the year	10,380	105
Written-offs	(182)	—
Balance at the end of the year	71,173	71,278

Schedule of Rental and Other Deposits, Net	Rental and other deposits, net
	As of December 31,
	2022	2023
	RMB	RMB
Rental and other deposits	9,656	7,795
Less: Allowance for doubtful accounts	(3,984)	(3,959)
Rental and other deposits, net	5,672	3,836

Schedule of Allowance for Doubtful Rental and Other Deposits	The following table sets forth the movement in the allowance for doubtful rental and other deposits for the years ended December 31, 2022 and 2023:
	As of December 31,
	2022	2023
	RMB	RMB
Balance at the beginning of the year	12,395	3,984
Written-offs	(8,411)	(25)
Balance at the end of the year	3,984	3,959

Schedule of Allowance for Other Receivables	The following table sets forth the movement in the allowance for other receivables for the years ended December 31, 2022 and 2023:
	As of December 31,
	2022	2023
	RMB	RMB
Balance at the beginning of the year	—	—
Provision for the year	—	142,060
Written-offs	—	(142,060)
Balance at the end of the year	—	—

Loans Receivable [Member]
Prepayments and Other Assets, Net (Tables) [Line Items]
Schedule of Loans Receivable, Net	Loans receivable, net
	As of December 31,
	2022	2023
	RMB	RMB
Secured loans	12,070	6,719
Unsecured loans	21,562	6,924
	33,632	13,643
Less: allowance for doubtful loans	(7,644)	(4,766)
Loans receivable, net	25,988	8,877
Current Portion	25,988	8,877
Total loans	25,988	8,877